JPMorgan Value Advantage Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.4%
Aerospace & Defense — 2.1%
General Dynamics Corp.	280	84,735
Northrop Grumman Corp.	49	25,978
RTX Corp.	719	87,056
		197,769
Air Freight & Logistics — 1.8%
FedEx Corp.	360	98,529
United Parcel Service, Inc., Class B	536	73,106
		171,635
Banks — 10.3%
Bank of America Corp.	4,304	170,771
Fifth Third Bancorp	915	39,211
First Citizens BancShares, Inc., Class A	52	95,405
M&T Bank Corp.	1,193	212,542
PNC Financial Services Group, Inc. (The)	586	108,373
Regions Financial Corp.	3,654	85,252
Wells Fargo & Co.	4,593	259,429
		970,983
Beverages — 1.0%
Keurig Dr Pepper, Inc.	2,524	94,611
Biotechnology — 3.1%
AbbVie, Inc.	965	190,576
Regeneron Pharmaceuticals, Inc. *	65	68,540
Vertex Pharmaceuticals, Inc. *	75	34,910
		294,026
Broadline Retail — 0.8%
Amazon.com, Inc. *	382	71,128
Building Products — 1.7%
Carlisle Cos., Inc.	201	90,338
Fortune Brands Innovations, Inc.	753	67,451
		157,789
Capital Markets — 3.8%
Charles Schwab Corp. (The)	982	63,652
LPL Financial Holdings, Inc.	105	24,493
Morgan Stanley	654	68,131
Northern Trust Corp.	1,049	94,435
State Street Corp.	1,181	104,523
		355,234
Chemicals — 0.6%
Axalta Coating Systems Ltd. *	1,618	58,559
Communications Equipment — 0.4%
Cisco Systems, Inc.	713	37,953
Construction & Engineering — 0.7%
WillScot Holdings Corp. * (a)	1,725	64,855

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	130	69,679
Consumer Finance — 3.1%
American Express Co.	374	101,347
Capital One Financial Corp.	1,245	186,377
		287,724
Containers & Packaging — 2.9%
Graphic Packaging Holding Co.	2,337	69,159
International Paper Co.	775	37,843
Packaging Corp. of America	274	59,039
Silgan Holdings, Inc.	648	34,024
Smurfit WestRock plc	1,378	68,091
		268,156
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	1,184	53,187
Electric Utilities — 3.1%
Edison International	543	47,251
Entergy Corp.	244	32,056
NextEra Energy, Inc.	995	84,098
PG&E Corp.	3,850	76,121
Xcel Energy, Inc.	725	47,377
		286,903
Electrical Equipment — 0.4%
Eaton Corp. plc	117	38,848
Electronic Equipment, Instruments & Components — 1.3%
CDW Corp.	102	23,194
TD SYNNEX Corp.	839	100,742
		123,936
Financial Services — 4.0%
Berkshire Hathaway, Inc., Class B *	543	250,173
Corpay, Inc. *	168	52,421
MGIC Investment Corp.	2,863	73,300
		375,894
Food Products — 0.8%
Post Holdings, Inc. *	682	78,981
Ground Transportation — 0.8%
Union Pacific Corp.	317	78,119
Health Care Equipment & Supplies — 0.9%
Medtronic plc	468	42,145
Zimmer Biomet Holdings, Inc.	399	43,064
		85,209
Health Care Providers & Services — 7.2%
Cencora, Inc.	481	108,155
Cigna Group (The)	169	58,603

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
CVS Health Corp.	1,007	63,310
HCA Healthcare, Inc.	280	113,725
Henry Schein, Inc. *	1,363	99,341
Humana, Inc.	178	56,494
Labcorp Holdings, Inc.	327	73,177
McKesson Corp.	46	22,816
UnitedHealth Group, Inc.	133	77,651
		673,272
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	2,254	33,464
Host Hotels & Resorts, Inc.	1,370	24,115
		57,579
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc.	10	43,996
Expedia Group, Inc. *	333	49,241
McDonald's Corp.	343	104,544
Texas Roadhouse, Inc.	149	26,299
		224,080
Household Durables — 1.0%
Mohawk Industries, Inc. *	572	91,918
Household Products — 1.1%
Procter & Gamble Co. (The)	606	104,877
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	364	75,157
Industrial REITs — 0.3%
EastGroup Properties, Inc.	161	30,015
Insurance — 5.2%
Arch Capital Group Ltd. *	353	39,521
Chubb Ltd.	241	69,423
Loews Corp.	1,857	146,817
Progressive Corp. (The)	185	46,936
Travelers Cos., Inc. (The)	589	137,996
WR Berkley Corp.	816	46,266
		486,959
Interactive Media & Services — 1.0%
IAC, Inc. *	1,321	71,106
Meta Platforms, Inc., Class A	46	26,162
		97,268
IT Services — 0.5%
International Business Machines Corp.	197	43,452
Machinery — 1.6%
Dover Corp.	480	91,984

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Middleby Corp. (The) *	100	13,950
Timken Co. (The)	475	40,060
		145,994
Media — 0.8%
Nexstar Media Group, Inc.	241	39,822
Sirius XM Holdings, Inc.	1,360	32,160
		71,982
Multi-Utilities — 0.8%
NiSource, Inc.	600	20,769
Public Service Enterprise Group, Inc.	578	51,593
		72,362
Oil, Gas & Consumable Fuels — 7.9%
Chevron Corp.	1,073	158,093
ConocoPhillips	1,383	145,627
Coterra Energy, Inc.	1,427	34,168
EOG Resources, Inc.	898	110,351
EQT Corp.	714	26,163
Kinder Morgan, Inc.	4,095	90,458
Phillips 66	587	77,143
Williams Cos., Inc. (The)	2,235	102,025
		744,028
Personal Care Products — 0.4%
Kenvue, Inc.	1,577	36,481
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	3,044	157,514
Johnson & Johnson	603	97,769
Merck & Co., Inc.	688	78,100
		333,383
Professional Services — 0.3%
Paylocity Holding Corp. *	173	28,492
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	360	44,808
Residential REITs — 1.7%
American Homes 4 Rent, Class A	1,680	64,498
Mid-America Apartment Communities, Inc.	574	91,204
		155,702
Retail REITs — 2.0%
Federal Realty Investment Trust	542	62,345
Kimco Realty Corp.	1,860	43,180
Regency Centers Corp.	1,125	81,292
		186,817
Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	201	46,295

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Microchip Technology, Inc.	640	51,417
NXP Semiconductors NV (China)	115	27,503
Texas Instruments, Inc.	508	104,889
		230,104
Specialized REITs — 3.2%
Lamar Advertising Co., Class A	557	74,350
Outfront Media, Inc.	30	542
Public Storage	214	78,003
Rayonier, Inc.	1,066	34,308
SBA Communications Corp.	120	28,964
Weyerhaeuser Co.	2,436	82,470
		298,637
Specialty Retail — 4.7%
AutoZone, Inc. *	21	66,435
Bath & Body Works, Inc.	2,548	81,341
Best Buy Co., Inc.	474	48,975
Dick's Sporting Goods, Inc.	183	38,273
Home Depot, Inc. (The)	118	47,858
Lowe's Cos., Inc.	343	92,800
Murphy USA, Inc. (a)	90	44,185
Ulta Beauty, Inc. *	60	23,236
		443,103
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co.	1,487	30,419
Textiles, Apparel & Luxury Goods — 0.9%
Carter's, Inc.	800	52,000
Columbia Sportswear Co.	369	30,714
		82,714
Tobacco — 0.9%
Philip Morris International, Inc.	732	88,914
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.	217	44,762
Total Common Stocks (Cost $5,499,551)		9,144,457
Short-Term Investments — 2.6%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (b) (c) (Cost $232,950)	232,823	232,962

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (b) (c) (Cost $11,179)	11,179	11,179
Total Short-Term Investments (Cost $244,129)		244,141
Total Investments — 100.0% (Cost $5,743,680)		9,388,598
Liabilities in Excess of Other Assets — (0.0)% ^		(28)
NET ASSETS — 100.0%		9,388,570

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $10,677.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,388,598	$—	$—	$9,388,598

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$77,317	$649,540	$493,937	$30	$12	$232,962	232,823	$1,976	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	59,092	60,384	108,299	(1)	3	11,179	11,179	231	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	8,047	30,908	38,955	—	—	—	—	38	—
Total	$144,456	$740,832	$641,191	$29	$15	$244,141		$2,245	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.